OTHER PREPAID EXPENSES AND CURRENT ASSETS (Schedule of Changes in Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
OTHER PREPAID EXPENSES AND CURRENT ASSETS [Abstract]
Balance at the beginning of the year	(5,700)			$ (915)	$ (915)
Additions charged to bad debt expense for the year		(5,700)
Balance at the end of the year	(5,700)	(5,700)		$ (915)	$ (915)